Summary Prospectus July 1, 2012

JPMorgan Ohio Municipal Money Market Fund

Class/Ticker:     Morgan/JOMXX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information, online at www.jpmorganfunds.com/funddocuments. You can also get this information at no cost by calling 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s Prospectus and Statement of Additional Information, both dated July 1, 2012, are incorporated by reference into this Summary Prospectus.

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Morgan
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.10
Other Expenses	0.58
Shareholder Service Fees	0.35
Remainder of Other Expenses	0.23

Total Annual Fund Operating Expenses	0.76
Fee Waivers and Expense Reimbursements[1]	(0.17)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.59

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Morgan Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.59% of their average daily net assets. This contract cannot be terminated prior to 7/1/13, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
MORGAN SHARES ($)	60	226	406	926

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the income from which is exempt from both federal income tax and Ohio personal income tax. As a fundamental policy, the Fund will invest at least 80% of its Assets in such municipal securities. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Ohio personal income tax. Municipal obligations in which the Fund may invest are securities that are issued by the State of Ohio, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.

The Fund generally invests in short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Ohio personal income tax.

The Fund may invest up to 100% of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s total assets may be invested in non-Ohio municipal obligations, subject to Ohio personal income taxes, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund is non-diversified.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Risk of Ohio Obligations. Because the Fund invests primarily in municipal obligations issued by the State of Ohio, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of Ohio’s Constitution that limit the taxing and spending authority of Ohio’s governmental entities may impair the ability of Ohio issuers to pay principal and/or interest on their obligations. Additionally, Ohio is heavily dependent on the manufacturing sector and may be sensitive to economic problems affecting the sector.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to state and/or federal income tax, or may hold any portion of the Fund’s assets in cash.

Geographic Focus Risk. As a single state money market

fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by Securities and Exchange Commission (SEC) rules to invest a significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or Ohio personal income taxes. Consult your tax professional for more information.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Risk of Regulation of Money Market Funds. In 2010, the SEC adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields achieved by certain money market funds. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the

Fund’s Morgan Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of the Morgan Shares is based on the performance of Premier Shares prior to the inception of Morgan Shares.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	2nd quarter, 2007	3rd quarter, 2007	0.80%
Worst Quarter	1st quarter, 2010	3rd quarter, 2011	0.00%
	2nd quarter, 2011	4th quarter, 2011

The Fund’s year-to-date total return as of 3/31/12 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
	Past 1 Year	Past 5 Years	Past 10 Years
MORGAN SHARES	0.03%	1.02%	1.19%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Morgan Shares
To establish an account	$1,000
To add to an account	$25

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SPRO-OHMMM-M-712

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